STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

          February 21, 2006

Via Edgar Transmission

Ms. Pamela Long
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Mail Stop 7010
Washington, D.C. 20549

Re:	Interpool Inc. Amendment No. 2 to Registration Statement on Form S-4 File No. 333-127087

Dear Ms. Long:

          On behalf of Interpool, Inc. (the “Company”), we have transmitted electronically for filing under the Securities Act of 1933, as amended, Amendment No. 2 (“Amendment No. 2”) to the above-referenced Registration Statement of the Company. In connection with such filing, set forth below are responses to the comments of the Staff communicated in your letter dated January 12, 2006 addressed to the Company. For your convenience, we have included the Staff’s comments in italics herein immediately before the applicable response. Unless otherwise indicated, all references to page numbers are to page numbers in Amendment No. 2, as marked to show changes from Amendment No. 1 to the Registration Statement filed on December 19, 2005. Several courtesy copies of Amendment No. 2 are being delivered to the attention of Mr. Matt Franker of the Staff.

General

1.	We note your response to comment 1 of our letter dated August 29, 2005. Please note that we will review this letter prior to accelerating the effectiveness of this registration statement.

Response: The Company has filed as correspondence with Amendment No. 2 a supplemental letter on Company letterhead wherein the Company makes the statements and representations for the exchange offer required by the Commission’s relevant no action letters.

Available Information, page 156

2.	Please note that the address of the SEC’s public reference room is now located at 100 F Street, N.E., Washington, DC 20549.

Response: The Company has revised this section, beginning on page 157, to reflect the correct address of the SEC public reference room.

Exhibits

3.	Please note that we will review your opinion of counsel when it is filed and may have additional comments.

Response: The Company has filed as Exhibit 5.1 to Amendment No. 2 the opinion of its counsel Stroock & Stroock & Lavan LLP.

          We would appreciate the Staff’s prompt review of the Company’s Amendment No. 2. Once you have had an opportunity to review the amended filing and this response letter, please contact the undersigned at (212) 806-5509 with any questions or comments.

Very truly yours, /s/ Jeffrey S. Lowenthal Jeffrey S. Lowenthal

cc:	James F. Walsh Arthur L. Burns, Esq. Interpool, Inc.